STATEMENT OF CASH FLOWS SUPPLEMENTAL INFORMATION - Reconciliation of Cash (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 58,117	$ 58,317
Funds held for clients	8,212	18,755
Cash, cash equivalents and restricted cash	$ 66,329	$ 77,072	$ 33,619